Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 30, 2025	Oct. 31, 2025	Oct. 31, 2025
C000261678
Account Value [Line Items]
Line Graph and Table Measure Name			First Eagle High Yield Municipal Completion Fund
Accumulated Value	$ 10,000	$ 10,150
S&P Municipal Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Municipal Yield Index
Accumulated Value	$ 10,000	$ 10,128